CONCENTRATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of account receivables

The breakdown of the Company’s accounts receivable is as follows:

	September 30, 2020	December 31, 2019
Total Accounts Receivable	$77,763	$119,771
Less: Sales Returns and Allowances	30,655	51,159
Less: Doubtful Accounts	4,655	5,019
Accounts Receivable, net	$42,453	$63,593

The breakdown of the Company’s accounts receivable is as follows:

	December 31, 2019	December 31, 2018
Total Accounts Receivable	$119,771	$40,160
Less: Sales Returns and Allowances	51,159	-
Less: Doubtful Accounts	5,019	-
Accounts Receivable, net	$63,593	$40,160